Consolidating Financial Information Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Apr. 02, 2016		Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 425,881		$ 299,814	$ 171,898	$ 101,662
Short-term Investments	186,808		244,830
Accounts receivable, less allowance	316,356		353,830
Intercompany accounts and notes receivable	0		0
Inventories	427,551		346,900
Prepaid expenses	63,850		52,169
Other receivables	47,380		25,816
Deferred tax assets (Notes 1 & 11)	0		150,208
Other current assets	41,384		26,538
Total current assets	1,509,210		1,500,105
Property and equipment, net	1,046,888		883,371
Goodwill	2,135,697	[1]	2,140,586	103,901
Intangible assets, net	1,812,515		2,307,229
Long-term Investments	26,050		4,083
Long-term intercompany accounts and notes receivable	0		0
Investments in subsidiaries	0		0
Other noncurrent assets	66,459		57,005
Total assets	6,596,819		6,892,379
Accounts payable	205,364		182,468
Intercompany accounts and notes payable	0		0
Accrued liabilities	137,889		131,871
Other current liabilities	30,548		10,971
Total current liabilities	373,801		325,310
Long-term debt, net	988,130		0
Deferred tax liabilities (Note 11)	152,160		310,189
Long-term intercompany accounts and notes payable	0		0
Other long-term liabilities	83,056		83,720
Total liabilities	1,597,147		719,219
Total stockholders' equity	4,999,672		6,173,160	676,351	639,014
Total liabilities and stockholders’ equity	6,596,819		6,892,379
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0		0	0	0
Short-term Investments	0		0
Accounts receivable, less allowance	0		0
Intercompany accounts and notes receivable	0		0
Inventories	0		0
Prepaid expenses	0		0
Other receivables	0		0
Deferred tax assets (Notes 1 & 11)			85,150
Other current assets	0		0
Total current assets	0		85,150
Property and equipment, net	0		0
Goodwill	0		0
Intangible assets, net	0		0
Long-term Investments	0		0
Long-term intercompany accounts and notes receivable	0		0
Investments in subsidiaries	6,151,120		6,163,621
Other noncurrent assets	1,091		0
Total assets	6,152,211		6,248,771
Accounts payable	0		0
Intercompany accounts and notes payable	0		0
Accrued liabilities	25,445		0
Other current liabilities	0		0
Total current liabilities	25,445		0
Long-term debt, net	988,130
Deferred tax liabilities (Note 11)	(93,340)		0
Long-term intercompany accounts and notes payable	232,303		75,611
Other long-term liabilities	0		0
Total liabilities	1,152,538		75,611
Total stockholders' equity	4,999,673		6,173,160
Total liabilities and stockholders’ equity	6,152,211		6,248,771
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	220,633		154,332	132,272	38,289
Short-term Investments	186,808		244,830
Accounts receivable, less allowance	203,488		247,533
Intercompany accounts and notes receivable	532,508		482,276
Inventories	186,627		147,660
Prepaid expenses	56,151		48,508
Other receivables	37,033		25,268
Deferred tax assets (Notes 1 & 11)			63,965
Other current assets	40,866		25,853
Total current assets	1,464,114		1,440,225
Property and equipment, net	807,586		684,363
Goodwill	1,868,816		1,873,706
Intangible assets, net	786,314		988,367
Long-term Investments	26,050		4,083
Long-term intercompany accounts and notes receivable	564,397		353,481
Investments in subsidiaries	1,645,846		1,645,624
Other noncurrent assets	39,478		30,158
Total assets	7,202,601		7,020,007
Accounts payable	141,792		138,939
Intercompany accounts and notes payable	404,330		194,253
Accrued liabilities	93,609		113,451
Other current liabilities	20,122		18,005
Total current liabilities	659,853		464,648
Long-term debt, net	0
Deferred tax liabilities (Note 11)	195,462		245,092
Long-term intercompany accounts and notes payable	267,823		222,197
Other long-term liabilities	39,288		42,571
Total liabilities	1,162,426		974,508
Total stockholders' equity	6,040,175		6,045,499
Total liabilities and stockholders’ equity	7,202,601		7,020,007
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	205,248		145,482	39,626	63,373
Short-term Investments	0		0
Accounts receivable, less allowance	112,868		106,297
Intercompany accounts and notes receivable	404,330		194,253
Inventories	325,346		282,190
Prepaid expenses	7,699		3,661
Other receivables	10,347		548
Deferred tax assets (Notes 1 & 11)			1,093
Other current assets	518		685
Total current assets	1,066,356		734,209
Property and equipment, net	239,495		199,089
Goodwill	266,881		266,880
Intangible assets, net	1,026,201		1,318,862
Long-term Investments	0		0
Long-term intercompany accounts and notes receivable	267,823		222,197
Investments in subsidiaries	0		0
Other noncurrent assets	25,890		26,847
Total assets	2,892,646		2,768,084
Accounts payable	66,508		44,714
Intercompany accounts and notes payable	532,508		482,276
Accrued liabilities	18,835		18,420
Other current liabilities	10,426		(7,034)
Total current liabilities	628,277		538,376
Long-term debt, net	0
Deferred tax liabilities (Note 11)	50,038		65,097
Long-term intercompany accounts and notes payable	332,094		277,870
Other long-term liabilities	43,768		41,149
Total liabilities	1,054,177		922,492
Total stockholders' equity	1,838,469		1,845,592
Total liabilities and stockholders’ equity	2,892,646		2,768,084
Consolidating Entries and Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0		0	$ 0	$ 0
Short-term Investments	0		0
Accounts receivable, less allowance	0		0
Intercompany accounts and notes receivable	(936,838)		(676,529)
Inventories	(84,422)		(82,950)
Prepaid expenses	0		0
Other receivables	0		0
Deferred tax assets (Notes 1 & 11)			0
Other current assets	0		0
Total current assets	(1,021,260)		(759,479)
Property and equipment, net	(193)		(81)
Goodwill	0		0
Intangible assets, net	0		0
Long-term Investments	0		0
Long-term intercompany accounts and notes receivable	(832,220)		(575,678)
Investments in subsidiaries	(7,796,966)		(7,809,245)
Other noncurrent assets	0		0
Total assets	(9,650,639)		(9,144,483)
Accounts payable	(2,936)		(1,185)
Intercompany accounts and notes payable	(936,838)		(676,529)
Accrued liabilities	0		0
Other current liabilities	0		0
Total current liabilities	(939,774)		(677,714)
Long-term debt, net	0
Deferred tax liabilities (Note 11)	0		0
Long-term intercompany accounts and notes payable	(832,220)		(575,678)
Other long-term liabilities	0		0
Total liabilities	(1,771,994)		(1,253,392)
Total stockholders' equity	(7,878,645)		(7,891,091)
Total liabilities and stockholders’ equity	$ (9,650,639)		$ (9,144,483)

[1]	(1) As of April 2, 2016, the Company’s goodwill balance of $2,135.7 million was comprised of gross goodwill of $2,757.3 million less accumulated impairment losses and write-offs of $621.6 million.